                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2011
                                      TO
               PROSPECTUSES DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplement revises information contained in the prospectuses dated May 1, 2009 (as supplemented) for the Pioneer PRISM, Pioneer PRISM XC and Pioneer PRISM L variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (866) 547-3793 to request a free copy.

THE FOLLOWING INFORMATION IS ADDED AT THE END OF THE LAST PARAGRAPH IN THE "NON-NATURAL PERSONS AS OWNERS" SECTION:

   If a non-natural person is the owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.

THE FOLLOWING IS ADDED AS A NEW SUB-SECTION, WHICH FOLLOWS THE "NON-NATURAL PERSONS AS OWNERS" SECTION:

   NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a beneficiary under the contract will generally eliminate the beneficiary's ability to stretch the contract or a spousal beneficiary's ability to continue the contract and the living and/or death benefits.

IN THE "FEE TABLE AND EXPENSES" SECTION, THE "SEPARATE ACCOUNT ANNUAL EXPENSES" SUB-SECTIONS HAVE BEEN REVISED AS FOLLOWS:

PIONEERPRISM SEPARATE ACCOUNT ANNUAL EXPENSES (NOTE 2)
(as a percentage of average account value)

                  Mortality and Expense Charge*.......... 0.95%
                  Administration Charge.................. 0.25%
                                                          -----
                  Total Separate Account Annual Expenses. 1.20%

Death Benefit Rider Charges (Optional)
(as a percentage of average account value in the Separate Account)

   Optional Death Benefit -- Principal Protection Death Benefit........................................ 0.15%
   Optional Death Benefit -- Annual Step-Up Death Benefit.............................................. 0.30%
                                                                                                        -----
   Total Separate Account Annual Expenses Including Highest Charge for Optional Death Benefit (Note 3). 1.50%

      Note 2. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")

   * We are waiving an amount, if any, of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.99% for the Subaccount investing in the Pioneer Fund Portfolio (Class B).

      Note 3. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, and the Optional Death Benefit -- Annual Step-Up Death Benefit Charge.

PIONEERPRISM XC SEPARATE ACCOUNT ANNUAL EXPENSES (NOTE 2)
(as a percentage of average account value)

                  Mortality and Expense Charge*.......... 1.40%
                  Administration Charge.................. 0.25%
                                                          -----
                  Total Separate Account Annual Expenses. 1.65%

Death Benefit Rider Charges (Optional)
(as a percentage of average account value in the Separate Account)

   Optional Death Benefit -- Principal Protection Death Benefit................................ 0.15%
   Optional Death Benefit -- Annual Step-Up Death Benefit...................................... 0.30%
                                                                                                -----
   Total Separate Account Annual Expenses Including Highest Charge for Optional Death Benefit.. 1.95%

      Note 2. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")

   * We are waiving an amount, if any, of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.99% for the Subaccount investing in the Pioneer Fund Portfolio (Class B).

PIONEERPRISM L SEPARATE ACCOUNT ANNUAL EXPENSES (NOTE 2)
(as a percentage of average account value)

                  Mortality and Expense Charge*.......... 1.35%
                  Administration Charge.................. 0.25%
                                                          -----
                  Total Separate Account Annual Expenses. 1.60%

Death Benefit Rider Charges (Optional)
(as a percentage of average account value in the Separate Account)

   Optional Death Benefit -- Principal Protection Death Benefit............................... 0.15%
   Optional Death Benefit -- Annual Step-Up Death Benefit..................................... 0.30%
                                                                                               -----
   Total Separate Account Annual Expenses Including Highest Charge for Optional Death Benefit. 1.90%

      Note 2. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")

   * We are waiving an amount, if any, of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.99% for the Subaccount investing in the Pioneer Fund Portfolio (Class B).

THE FOLLOWING TABLE REPLACES INVESTMENT PORTFOLIO FEES AND EXPENSES AS FOLLOWS:

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                Minimum Maximum
                                                ------- -------
                 Total Annual Investment
                 Portfolio Operating Expenses
                 (expenses that are deducted
                 from investment portfolio
                 assets, including management
                 fees, distribution and/or
                 service (12b-1) fees, and
                 other expenses)                 0.34%   1.70%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                                                                                              CONTRACTUAL
                                                                   DISTRIBUTION           ACQUIRED   TOTAL    FEE WAIVER
                                                                      AND/OR                FUND    ANNUAL      AND/OR
                                                       MANAGEMENT SERVICE(12B-1)  OTHER   FEES AND OPERATING    EXPENSE
                                                          FEE          FEES      EXPENSES EXPENSES EXPENSES  REIMBURSEMENT
------------------------------------------------------ ---------- -------------- -------- -------- --------- -------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
CLASS II
Legg Mason ClearBridge Variable Aggressive Growth
 Portfolio                                                0.75%        0.25%       0.06%     --      1.06%        --
Legg Mason ClearBridge Variable Equity Income Builder
 Portfolio                                                0.75%        0.25%       0.13%     --      1.13%        --
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio -- Class B                 0.60%        0.25%       0.05%     --      0.90%        --
Dreman Small Cap Value Portfolio -- Class B               0.79%        0.25%       0.08%     --      1.12%        --
Lazard Mid Cap Portfolio -- Class B                       0.69%        0.25%       0.04%     --      0.98%        --

                                                       NET TOTAL
                                                        ANNUAL
                                                       OPERATING
                                                       EXPENSES
------------------------------------------------------ ---------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
CLASS II
Legg Mason ClearBridge Variable Aggressive Growth
 Portfolio                                               1.06%
Legg Mason ClearBridge Variable Equity Income Builder
 Portfolio                                               1.13%
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio -- Class B                0.90%
Dreman Small Cap Value Portfolio -- Class B              1.12%
Lazard Mid Cap Portfolio -- Class B                      0.98%

                                                                                                              CONTRACTUAL
                                                                   DISTRIBUTION           ACQUIRED   TOTAL    FEE WAIVER
                                                                      AND/OR                FUND    ANNUAL      AND/OR
                                                       MANAGEMENT SERVICE(12B-1)  OTHER   FEES AND OPERATING    EXPENSE
                                                          FEE          FEES      EXPENSES EXPENSES EXPENSES  REIMBURSEMENT
------------------------------------------------------ ---------- -------------- -------- -------- --------- -------------
Met/Franklin Low Duration Total Return Portfolio --
 Class B                                                  0.51%        0.25%       0.14%      --     0.90%       0.03%
MFS(R) Research International Portfolio -- Class B        0.69%        0.25%       0.09%      --     1.03%       0.03%
Morgan Stanley Mid Cap Growth Portfolio -- Class B        0.66%        0.25%       0.14%      --     1.05%       0.02%
Oppenheimer Capital Appreciation Portfolio -- Class B     0.60%        0.25%       0.06%      --     0.91%         --
PIMCO Inflation Protected Bond Portfolio -- Class B       0.47%        0.25%       0.04%      --     0.76%         --
PIMCO Total Return Portfolio -- Class B                   0.48%        0.25%       0.03%      --     0.76%         --
Pioneer Fund Portfolio -- Class B                         0.64%        0.25%       0.05%      --     0.94%       0.02%
Pioneer Strategic Income Portfolio -- Class E             0.59%        0.15%       0.08%      --     0.82%         --
METROPOLITAN SERIES FUND, INC.
BlackRock Legacy Large Cap Growth Portfolio --
 Class E                                                  0.73%        0.15%       0.04%      --     0.92%       0.02%
BlackRock Money Market Portfolio -- Class A               0.32%          --        0.02%      --     0.34%       0.01%
Loomis Sayles Small Cap Core Portfolio -- Class B         0.90%        0.25%       0.06%      --     1.21%       0.05%
MFS(R) Total Return Portfolio -- Class B                  0.54%        0.25%       0.04%      --     0.83%         --
MFS(R) Value Portfolio -- Class B                         0.71%        0.25%       0.02%      --     0.98%       0.11%
Neuberger Berman Mid Cap Value Portfolio -- Class B       0.65%        0.25%       0.05%      --     0.95%         --
Oppenheimer Global Equity Portfolio -- Class B            0.53%        0.25%       0.08%      --     0.86%         --
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
Pioneer Cullen Value VCT Portfolio                        0.70%        0.25%       0.14%      --     1.09%       0.09%
Pioneer Emerging Markets VCT Portfolio                    1.15%        0.25%       0.30%      --     1.70%         --
Pioneer Equity Income VCT Portfolio                       0.65%        0.25%       0.11%      --     1.01%         --
Pioneer Mid Cap Value VCT Portfolio                       0.65%        0.25%       0.09%      --     0.99%         --
Pioneer Real Estate Shares VCT Portfolio                  0.80%        0.25%       0.22%      --     1.27%         --
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
Pioneer Ibbotson Growth Allocation VCT Portfolio          0.17%        0.25%       0.07%    0.82%    1.31%       0.01%
Pioneer Ibbotson Moderate Allocation VCT Portfolio        0.17%        0.25%       0.09%    0.78%    1.29%       0.03%

                                                       NET TOTAL
                                                        ANNUAL
                                                       OPERATING
                                                       EXPENSES
------------------------------------------------------ ---------
Met/Franklin Low Duration Total Return Portfolio --
 Class B                                                 0.87%/1/
MFS(R) Research International Portfolio -- Class B       1.00%/2/
Morgan Stanley Mid Cap Growth Portfolio -- Class B       1.03%/3/
Oppenheimer Capital Appreciation Portfolio -- Class B    0.91%
PIMCO Inflation Protected Bond Portfolio -- Class B      0.76%
PIMCO Total Return Portfolio -- Class B                  0.76%
Pioneer Fund Portfolio -- Class B                        0.92%/4/
Pioneer Strategic Income Portfolio -- Class E            0.82%
METROPOLITAN SERIES FUND, INC.
BlackRock Legacy Large Cap Growth Portfolio --
 Class E                                                 0.90%/5/
BlackRock Money Market Portfolio -- Class A              0.33%/6/
Loomis Sayles Small Cap Core Portfolio -- Class B        1.16%/7/
MFS(R) Total Return Portfolio -- Class B                 0.83%
MFS(R) Value Portfolio -- Class B                        0.87%/8/
Neuberger Berman Mid Cap Value Portfolio -- Class B      0.95%
Oppenheimer Global Equity Portfolio -- Class B           0.86%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
Pioneer Cullen Value VCT Portfolio                       1.00%/9/
Pioneer Emerging Markets VCT Portfolio                   1.70%
Pioneer Equity Income VCT Portfolio                      1.01%
Pioneer Mid Cap Value VCT Portfolio                      0.99%
Pioneer Real Estate Shares VCT Portfolio                 1.27%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
Pioneer Ibbotson Growth Allocation VCT Portfolio         1.30%/10/
Pioneer Ibbotson Moderate Allocation VCT Portfolio       1.26%/10/

--------

/1/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive a portion of its management fee reflecting the difference, if any, between the subadvisory fee payable by MetLife Advisers, LLC to the Portfolio's subadviser that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Trustees of the Portfolio.
/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/4/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/5/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/6/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/7/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.85% for the first $500 million of the Portfolio's average daily net assets and 0.80% on amounts over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/8/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

/9/ The Portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce expenses to 1.00% of the average daily net assets attributable to Class II shares. This expense limitation is in effect through May 1, 2012. While in effect, the arrangement may be terminated only by agreement of the adviser and the Board of Trustees. /10/ The Portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce expenses (other than acquired fund fees and expenses) to 0.48% of the average daily net assets attributable to Class II shares. This expense limitation is in effect through May 1, 2012. While in effect, the arrangement may be terminated only by agreement of the adviser and the Board of Trustees.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" Portfolio invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the Portfolio prospectus for more information.

2.  PURCHASE

IN THE "PURCHASE" SECTION, UNDER "INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS," REPLACE THE LISTS OF INVESTMENT OPTIONS IN EACH PLATFORM WITH THE FOLLOWING:

   Platform 1
   BlackRock Money Market Portfolio
   Met/Franklin Low Duration Total Return Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio

   Platform 2
   BlackRock High Yield Portfolio
   BlackRock Legacy Large Cap Growth Portfolio
   Legg Mason ClearBridge Variable Aggressive Growth Portfolio
   Legg Mason ClearBridge Equity Income Builder Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio
   Oppenheimer Capital Appreciation Portfolio
   Oppenheimer Global Equity Portfolio
   Pioneer Fund Portfolio
   Pioneer Cullen Value VCT Portfolio
   Pioneer Equity Income VCT Portfolio
   Pioneer Ibbotson Growth Allocation VCT Portfolio
   Pioneer Ibbotson Moderate Allocation VCT Portfolio
   Pioneer Strategic Income Portfolio

   Platform 3
   Lazard Mid Cap Portfolio
   Neuberger Berman Mid Cap Value Portfolio
   Pioneer Mid Cap Value VCT Portfolio
   Morgan Stanley Mid Cap Growth Portfolio

   Platform 4
   Dreman Small Cap Value Portfolio
   Loomis Sayles Small Cap Core Portfolio
   Pioneer Emerging Markets VCT Portfolio
   Pioneer Real Estate Shares VCT Portfolio

3. INVESTMENT OPTIONS

IN THE "INVESTMENT OPTIONS" SECTION, REPLACE THE SUB-SECTIONS TITLED "LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS II)" THROUGH "PIONEER VARIABLE CONTRACTS TRUST - PIONEER IBBOTSON ALLOCATION PORTFOLIOS (CLASS II)" WITH THE
FOLLOWING:

   LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS II)

   Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class II portfolios are available under the contract:

       Legg Mason ClearBridge Variable Aggressive Growth Portfolio Legg Mason ClearBridge Variable Equity Income Builder Portfolio

   MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS E)

   Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class E portfolios are available under the contract:

       BlackRock High Yield Portfolio
       Dreman Small Cap Value Portfolio
       Lazard Mid Cap Portfolio
       Met/Franklin Low Duration Total Return Portfolio
       MFS (R) Research International Portfolio
       Morgan Stanley Mid Cap Growth Portfolio
       Oppenheimer Capital Appreciation Portfolio
       PIMCO Inflation Protected Bond Portfolio
       PIMCO Total Return Portfolio
       Pioneer Fund Portfolio
       Pioneer Strategic Income Portfolio (Class E)

   METROPOLITAN SERIES FUND, INC. (CLASS B, OR AS NOTED, CLASS A OR CLASS E)

   Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A or Class E portfolios are available under the contract:

       BlackRock Legacy Large Cap Growth Portfolio (Class E)
       BlackRock Money Market Portfolio (Class A)
       Loomis Sayles Small Cap Core Portfolio
       MFS (R) Total Return Portfolio
       MFS (R) Value Portfolio
       Neuberger Berman Mid Cap Value Portfolio
       Oppenheimer Global Equity Portfolio

   PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

   Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. Pioneer Investment Management, Inc. has engaged subadvisers to provide advice for some of the individual portfolios. (See Appendix B for the names of the subadvisers.) The following Class II portfolios are available under the contract:

       Pioneer Cullen Value VCT Portfolio
       Pioneer Emerging Markets VCT Portfolio
       Pioneer Equity Income VCT Portfolio
       Pioneer Mid Cap Value VCT Portfolio
       Pioneer Real Estate Shares VCT Portfolio

   PIONEER VARIABLE CONTRACTS TRUST - PIONEER IBBOTSON ALLOCATION PORTFOLIOS (CLASS II)

   In addition to the portfolios listed above under Pioneer Variable Contracts Trust, the following Class II portfolios are available under the contract:

       Pioneer Ibbotson Growth Allocation VCT Portfolio
       Pioneer Ibbotson Moderate Allocation VCT Portfolio

IN THE "STANDARD DOLLAR COST AVERAGING" SECTION, ADD THE FOLLOWING AT THE END OF THE LAST PARAGRAPH:

   We will terminate your participation in the Dollar Cost Averaging Program when we receive notification of your death in good order.

IN THE "AUTOMATIC REBALANCING PROGRAM" SECTION, ADD THE FOLLOWING AT THE END OF THE LAST PARAGRAPH:

   We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death in good order.

4. EXPENSES

IN THE "WITHDRAWAL CHARGE" SECTION, REPLACE THE LAST PARAGRAPH AS FOLLOWS:

   The withdrawal charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

THE LAST PARAGRAPH IN THE "FREE WITHDRAWAL AMOUNT" SECTION HAS BEEN REVISED AS
FOLLOWS:

   We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating LWG II payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.

6. ACCESS TO YOUR MONEY

THE FOLLOWING INFORMATION HAS BEEN ADDED AT THE END OF THE "SYSTEMATIC WITHDRAWAL PROGRAM" SECTION:

   We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death in good order.

9. DEATH BENEFIT

THE FOLLOWING PARAGRAPH HAS BEEN ADDED AS THE LAST PARAGRAPH TO THE "UPON YOUR DEATH" SECTION:

   If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.

10. FEDERAL INCOME TAX STATUS

THE FOLLOWING HAS BEEN ADDED AS THE LAST PARAGRAPH IN THE "ANNUITY PAYMENT"
SECTION:

   Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a payout option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult you own independent tax adviser before you partially annuitize your contract.

THE FOLLOWING PARAGRAPH IS ADDED AS THE LAST PARAGRAPH IN THE "TAX-SHELTERED ANNUITIES" SECTION:

   Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

APPENDIX A

At the end of Appendix A, add the following information about changes to certain Investment Portfolios.

   Certain Investment Portfolios were subject to a substitution. The information below identifies the former name and new name of each of these Investment Portfolios, and where applicable, the former name and new name of the trust of which the Investment Portfolio is a part.

   INVESTMENT PORTFOLIO SUBSTITUTIONS
   Pioneer Variable Contracts Trust: Pioneer Bond VCT Portfolio (Class II) was replaced by Met Investors Series Trust: PIMCO Total Return Portfolio (Class
   B).

   Pioneer Variable Contracts Trust: Pioneer Fund VCT Portfolio (Class II) was replaced by Met Investors Series Trust: Pioneer Fund Portfolio (Class B).

APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             5 Park Plaza, Suite 1900     Telephone: 866-547-3793
             Irvine, CA 92614

                                  APPENDIX B
                      PARTICIPATING INVESTMENT PORTFOLIOS

                                                  Investment Objective                 Investment Adviser/Subadviser
                                       -------------------------------------------- ------------------------------------
LEGG MASON PARTNERS VARIABLE
EQUITY TRUST -- CLASS II
   Legg Mason ClearBridge Variable     Seeks capital appreciation.                  Legg Mason Partners Fund
     Aggressive Growth Portfolio                                                    Advisor, LLC
                                                                                    Subadviser: ClearBridge
                                                                                    Advisors, LLC
   Legg Mason ClearBridge Variable     Seeks a high level of current income.        Legg Mason Partners Fund
     Equity Income Builder Portfolio   Long-term capital appreciation is a          Advisor, LLC
                                       secondary objective.                         Subadviser: ClearBridge
                                                                                    Advisors, LLC
MET INVESTORS SERIES TRUST
   BlackRock High Yield Portfolio --   Seeks to maximize total return, consistent   MetLife Advisers, LLC
     Class B                           with income generation and prudent           Subadviser: BlackRock Financial
                                       investment management.                       Management, Inc.
   Dreman Small Cap Value              Seeks capital appreciation.                  MetLife Advisers, LLC
     Portfolio -- Class B                                                           Subadviser: Dreman Value
                                                                                    Management, LLC
   Lazard Mid Cap Portfolio --         Seeks long-term growth of capital.           MetLife Advisers, LLC
     Class B                                                                        Subadviser: Lazard Asset
                                                                                    Management LLC
   Met/Franklin Low Duration Total     Seeks a high level of current income, while  MetLife Advisers, LLC
     Return Portfolio -- Class B       seeking preservation of shareholders'        Subadviser: Franklin Advisers, Inc.
                                       capital.
   MFS(R) Research International       Seeks capital appreciation.                  MetLife Advisers, LLC
     Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                    Services Company
   Morgan Stanley Mid Cap Growth       Seeks capital appreciation.                  MetLife Advisers, LLC
     Portfolio -- Class B                                                           Subadviser: Morgan Stanley
                                                                                    Investment Management Inc.
   Oppenheimer Capital                 Seeks capital appreciation.                  MetLife Advisers, LLC
     Appreciation Portfolio --                                                      Subadviser: OppenheimerFunds, Inc.
     Class B
   PIMCO Inflation Protected Bond      Seeks maximum real return, consistent        MetLife Advisers, LLC
     Portfolio -- Class B              with preservation of capital and prudent     Subadviser: Pacific Investment
                                       investment management.                       Management Company LLC
   PIMCO Total Return Portfolio --     Seeks maximum total return, consistent       MetLife Advisers, LLC
     Class B                           with the preservation of capital and         Subadviser: Pacific Investment
                                       prudent investment management.               Management Company LLC
   Pioneer Fund Portfolio -- Class B   Seeks reasonable income and capital          MetLife Advisers, LLC
                                       growth.                                      Subadviser: Pioneer Investment
                                                                                    Management, Inc.
   Pioneer Strategic Income            Seeks a high level of current income.        MetLife Advisers, LLC
     Portfolio -- Class E                                                           Subadviser: Pioneer Investment
                                                                                    Management, Inc.

                                                  Investment Objective                Investment Adviser/Subadviser
                                       ------------------------------------------- ------------------------------------
METROPOLITAN SERIES FUND, INC.
   BlackRock Legacy Large Cap          Seeks long-term growth of capital.          MetLife Advisers, LLC
     Growth Portfolio -- Class E                                                   Subadviser: BlackRock Advisors, LLC
   BlackRock Money Market              Seeks a high level of current income        MetLife Advisers, LLC
     Portfolio -- Class A              consistent with preservation of capital.    Subadviser: BlackRock Advisors, LLC
   Loomis Sayles Small Cap Core        Seeks long-term capital growth from         MetLife Advisers, LLC
     Portfolio -- Class B              investments in common stocks or other       Subadviser: Loomis, Sayles &
                                       equity securities.                          Company, L.P.
   MFS(R) Total Return Portfolio --    Seeks a favorable total return through      MetLife Advisers, LLC
     Class B                           investment in a diversified portfolio.      Subadviser: Massachusetts Financial
                                                                                   Services Company
   MFS(R) Value Portfolio -- Class B   Seeks capital appreciation.                 MetLife Advisers, LLC
                                                                                   Subadviser: Massachusetts Financial
                                                                                   Services Company
   Neuberger Berman Mid Cap            Seeks capital growth.                       MetLife Advisers, LLC
     Value Portfolio -- Class B                                                    Subadviser: Neuberger Berman
                                                                                   Management LLC
   Oppenheimer Global Equity           Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio -- Class B                                                          Subadviser: OppenheimerFunds, Inc.
PIONEER VARIABLE CONTRACTS TRUST --
CLASS II
   Pioneer Cullen Value                Seeks capital appreciation, with current    Pioneer Investment Management, Inc.
     VCT Portfolio                     income as a secondary objective.            Subadviser: Cullen Capital
                                                                                   Management LLC
   Pioneer Emerging Markets            Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     VCT Portfolio
   Pioneer Equity Income               Seeks current income and long-term          Pioneer Investment Management, Inc.
     VCT Portfolio                     growth of capital from a portfolio
                                       consisting primarily of income-producing
                                       equity securities of U.S. corporations.
   Pioneer Mid Cap Value               Seeks capital appreciation by investing in  Pioneer Investment Management, Inc.
     VCT Portfolio                     a diversified portfolio of securities
                                       consisting primarily of common stocks.
   Pioneer Real Estate Shares          Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     VCT Portfolio                     Current income is the portfolio's           Subadviser: AEW Capital
                                       secondary investment objective.             Management, L.P.
PIONEER VARIABLE CONTRACTS TRUST --
CLASS II
   Pioneer Ibbotson Growth             Seeks long-term capital growth and          Pioneer Investment Management, Inc.
     Allocation VCT Portfolio          current income.                             Subadviser: Ibbotson Associates
                                                                                   Advisors, LLC
   Pioneer Ibbotson Moderate           Seeks long-term capital growth and          Pioneer Investment Management, Inc.
     Allocation VCT Portfolio          current income.                             Subadviser: Ibbotson Associates
                                                                                   Advisors, LLC

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